Debt - Summary of Debt Instruments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Debt Instrument [Line Items]
Long-term debt, term	3 years	3 years	3 years
Long-term debt, current portion	$ 1,201	¥ 7,837	¥ 7,979
Long-term debt, non-current portion	787	5,135	11,942
Total	$ 1,988	¥ 12,972	¥ 19,921
Maximum [Member]
Debt Instrument [Line Items]
Long-term debt, annual interest rates	14.86%	14.86%	14.86%
Minimum [Member]
Debt Instrument [Line Items]
Long-term debt, annual interest rates	8.45%	8.45%	8.45%